Average Annual Total Returns - LVIP American Global Balanced Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	Balanced Blended Composite (reflects no deductions for fees, expenses or taxes) 1 year		Balanced Blended Composite (reflects no deductions for fees, expenses or taxes) 5 years		Balanced Blended Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	10.10%	7.81%	6.60%	Mar. 16, 2012	9.70%	7.43%	6.23%	Mar. 16, 2012	7.51%	4.44%	3.49%	14.01%	[1]	9.15%	[1]	7.84%	[1]

[1]	The Balanced Blended Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 50% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 1000® Index, 13% MSCI EAFE® NR Index, 7% Russell Midcap® Index, 3% Russell 2000® Index, and 2% MSCI Emerging Markets NR Index. The Balanced Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.The performance of the Balanced Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.